Annual Total Returns [BarChart] - Invesco Small Cap Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.85%)
Annual Return 2012	18.51%
Annual Return 2013	40.54%
Annual Return 2014	8.18%
Annual Return 2015	(1.42%)
Annual Return 2016	11.72%
Annual Return 2017	25.61%
Annual Return 2018	(8.77%)
Annual Return 2019	24.64%
Annual Return 2020	57.24%